Note 16 - Commitments and Contingencies (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Feb. 28, 2015 USD ($)
FDIC [Member]
Revenue Change Assessed Fees Customer Credits				$ 4,700
Consent Order, Maximum Restitution, Percentage				2.00%
Civil Money Penalty				$ 100
Feb. 2015 Amendment [Member] | Subsequent Event [Member]
Permitted Settlement Related to Regulatory Matters					$ 75,000
Operating Leases, Rent Expense		$ 700	$ 700
Civil Money Penalty		8,750
Potential Federal Reserve Restitution		$ 35,000
Percentage of OneAccounts Held, Regulated by FDIC		55.00%
Potential FDIC Restitution		$ 35,000
Potential Total Restitution		70,000
Sales Allowances, Services		$ 8,750
Litigation Settlement, Amount	$ 15,000
Gain (Loss) Related to Litigation Settlement			$ 16,300
Number of Complaints		2
Number of Patents Violated		2